OPERATING LEASE COMMITMENTS (Details Textual) (USD $)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Operating Leased Assets [Line Items]
Operating Leases, Rent Expense	$ 48,318	$ 0	$ 0	$ 96,665	$ 0	$ 79,116